Event After the Reporting Period (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Jan. 08, 2025 CNY (¥) shares	Jan. 08, 2025 USD ($) $ / shares shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Event after the Reporting Period [Line Items]
Aggregate price per share (in Dollars per share) | $ / shares		$ 17.25
Ordinary shares, shares issued			315,224,993	290,196,560
Gross proceeds	¥ 115,669	$ 16,131
Additional share issued	935,144	935,144
AAPG [Member]
Event after the Reporting Period [Line Items]
Aggregate shares issued	7,325,000	7,325,000
Aggregate price per share (in Dollars per share) | $ / shares		$ 17.25
Ordinary shares, shares issued	29,300,000	29,300,000
Gross proceeds	¥ 905,884	$ 126,356
Ordinary Shares [Member]
Event after the Reporting Period [Line Items]
Ordinary shares, shares issued	3,740,576	3,740,576